Revenue Recognition - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 267,381	$ 411,757	$ 584,684
United States
Disaggregation of Revenue [Line Items]
Revenue	179,810	292,584	417,476
Rest of World
Disaggregation of Revenue [Line Items]
Revenue	87,571	119,173	167,208
Germany
Disaggregation of Revenue [Line Items]
Revenue	$ 35,137	$ 46,152	$ 0